Convertible Debt – Related Party (Details) - Schedule of convertible debt - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Convertible Debt – Related Party (Details) - Schedule of convertible debt [Line Items]
Beginning balance		$ 533,370
Ending balance	$ 75,238	77,887
Accretion	1,768	60,136
Conversion		(508,237)
Effects of currency translation	(4,417)	(7,382)
2019 and 2020 Convertible Loans [Member]
Convertible Debt – Related Party (Details) - Schedule of convertible debt [Line Items]
Beginning balance		447,181
Ending balance	32,181	32,221
Accretion	1,768	60,136
Conversion		(471,528)
Effects of currency translation	(1,808)	(3,568)
2017 Convertible Loans [Member]
Convertible Debt – Related Party (Details) - Schedule of convertible debt [Line Items]
Beginning balance		86,189
Ending balance	43,057	45,666
Accretion
Conversion		(36,709)
Effects of currency translation	$ (2,609)	$ (3,814)